Related Party Transactions - Disclosure of detailed information about trade and other payables (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 107,302	$ 726,501
Companies controlled by directors of Company [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	48,375	214,361
Directors or officers of Company [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 58,927	$ 512,140